Remaining performance obligations (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of performance obligations [abstract]
Transaction price allocated to remaining performance obligations	$ 1,195,219,000	$ 1,179,804,000
Remaining performance obligations, weighted average average period	2 years	1 year 8 months 12 days